Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000108407
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class A
Trading Symbol	CPEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.38%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,849,752
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,071,291
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000108408
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class C
Trading Symbol	CPECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.13%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,849,752
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,071,291
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142551
Shareholder Report [Line Items]
Fund Name	Catalyst Dynamic Alpha Fund
Class Name	Class I
Trading Symbol	CPEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Dynamic Alpha Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 117,849,752
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,071,291
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$117,849,752
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$1,071,291
Portfolio Turnover	92%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.1%
Money Market Funds	11.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-12.9%
Money Market Funds	0.7%
Real Estate	1.5%
Energy	3.1%
Consumer Staples	5.6%
Health Care	8.9%
Communications	9.3%
Consumer Discretionary	11.1%
Collateral for Securities Loaned	12.7%
Industrials	14.5%
Financials	18.9%
Technology	26.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	12.8%
Taiwan Semiconductor Manufacturing Company Ltd.	5.5%
Amphenol Corporation, Class A	4.8%
Amazon.com, Inc.	4.8%
Flex Ltd.	4.6%
Apollo Global Management, Inc.	4.1%
American Express Company	4.0%
TransDigm Group, Inc.	3.8%
Sea Ltd.	3.5%
Crowdstrike Holdings, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142728
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class A
Trading Symbol	MLXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$186	1.68%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 428,661,235
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,467,751
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142729
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class C
Trading Symbol	MLXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$268	2.43%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 428,661,235
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,467,751
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142730
Shareholder Report [Line Items]
Fund Name	Catalyst Energy Infrastructure Fund
Class Name	Class I
Trading Symbol	MLXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst Energy Infrastructure Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$159	1.43%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 428,661,235
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 4,467,751
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$428,661,235
Number of Portfolio Holdings	21
Advisory Fee (net of waivers)	$4,467,751
Portfolio Turnover	16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.2%
Energy	100.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Cheniere Energy, Inc.	10.6%
NextDecade Corporation	9.8%
Energy Transfer, L.P.	9.1%
Targa Resources Corporation	8.6%
Venture Global, Inc.	6.3%
Williams Companies, Inc. (The)	4.7%
Kinder Morgan, Inc.	4.6%
ONEOK, Inc.	4.5%
Kinetik Holdings, Inc.	4.4%
DT Midstream, Inc.	4.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102754
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class A
Trading Symbol	INSAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.54%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.54%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,709,364
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,821
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000102755
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class C
Trading Symbol	INSCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	2.29%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,709,364
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,821
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000142548
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Buying Fund
Class Name	Class I
Trading Symbol	INSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-866-447-4228
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.29%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,709,364
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 14,821
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$16,709,364
Number of Portfolio Holdings	58
Advisory Fee (net of waivers)	$14,821
Portfolio Turnover	76%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	70.2%
Money Market Funds	23.0%
U.S. Government & Agencies	6.8%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.4%
Money Market Funds	0.6%
Energy	2.1%
Materials	4.2%
Industrials	4.5%
Health Care	5.4%
Consumer Discretionary	8.4%
U.S. Treasury Obligations	8.8%
Communications	15.2%
Technology	24.7%
Financials	26.3%
Collateral for Securities Loaned	29.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	29.2%
United States Treasury Bill	8.8%
Robinhood Markets, Inc., Class A	7.6%
Groupon, Inc.	5.8%
Oddity Tech Ltd.	5.1%
Stride, Inc.	4.0%
LPL Financial Holdings, Inc.	3.8%
Fortinet, Inc.	3.2%
Meta Platforms, Inc., Class A	3.0%
StoneX Group, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s prospectus dated November 1, 2024 or the Fund's next available prospectus which we expect to be available by November 1, 2025, or call us at 1-844-223-8637. The Adviser has established a wholly owned subsidiary (the “Subsidiary”) organized under the laws of the Cayman Islands. The Adviser may invest up to 25% of the Fund’s total net assets in the Subsidiary. Effective November 18, 2024, Thomas Hamel is Vice-President of Mutual fund Series Trust.

C000111981
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class A
Trading Symbol	CLTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.59%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,973,121
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 138,832
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000111982
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class C
Trading Symbol	CLTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$237	2.34%

Expenses Paid, Amount	$ 237
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,973,121
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 138,832
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142553
Shareholder Report [Line Items]
Fund Name	Catalyst/Lyons Tactical Allocation Fund
Class Name	Class I
Trading Symbol	CLTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/Lyons Tactical Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.33%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 19,973,121
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 138,832
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$19,973,121
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$138,832
Portfolio Turnover	69%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Consumer Staples	4.7%
Health Care	7.7%
Communications	8.3%
Industrials	24.5%
Consumer Discretionary	26.5%
Technology	27.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vertiv Holdings Company	6.3%
Meta Platforms, Inc., Class A	5.8%
AutoZone, Inc.	5.6%
Mueller Industries, Inc.	5.6%
Broadridge Financial Solutions, Inc.	5.2%
HCA Healthcare, Inc.	5.1%
Penske Automotive Group, Inc.	5.1%
Marriott International, Inc., Class A	5.1%
Waste Management, Inc.	5.1%
Darden Restaurants, Inc.	4.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102760
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class A
Trading Symbol	CAXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.21%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,361,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 459,047
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000102761
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class C
Trading Symbol	CAXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.96%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,361,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 459,047
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.

C000142550
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Equity Fund
Class Name	Class I
Trading Symbol	CAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Catalyst/MAP Global Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 80,361,044
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 459,047
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$80,361,044
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$459,047
Portfolio Turnover	30%

Holdings [Text Block]

Fund Statistics

Value	Value
Common Stocks	89.9%
Exchange-Traded Funds	5.3%
Money Market Funds	2.8%
Preferred Stocks	2.0%

Sector Weighting (% of net assets)

Value	Value
Fixed Income	0.6%
Financials	2.3%
Energy	2.7%
Money Market Funds	2.8%
Utilities	3.0%
Consumer Discretionary	4.1%
Commodity	4.7%
Materials	7.2%
Industrials	9.4%
Communications	11.5%
Technology	14.6%
Health Care	15.0%
Consumer Staples	22.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	5.0%
SPDR Gold MiniShares Trust	4.7%
Microsoft Corporation	4.4%
Cisco Systems, Inc.	3.9%
Sanofi	3.6%
Nestle S.A.	3.5%
Novartis A.G.	3.3%
Tetra Tech, Inc.	3.1%
Takeda Pharmaceutical Company Ltd.	3.0%
National Fuel Gas Company	3.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of Mutual Fund Series Trust.